UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Short-Term Municipal Bond Fund (formerly, Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund)

Eaton Vance TABS Intermediate-Term Municipal Bond Fund (formerly, Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly, Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund)

Eaton Vance

High Yield Municipal Income Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 103.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$567	$514,619

		$514,619

Education — 4.7%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,702,963
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,294,202
New Jersey Institute of Technology, 5.00%, 7/1/42	2,000	2,224,860
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,000	11,407,200
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,574,935
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31(3)	500	561,495
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/32(3)	975	1,088,851
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33(3)	1,000	1,114,120
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34(3)	1,000	1,111,480
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35(3)	1,000	1,105,340
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,130,810
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,115,000
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,107,960
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,170,900
University of California, 5.00%, 5/15/38(2)(4)	10,000	11,289,900
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	9,019,356

		$50,019,372

Electric Utilities — 4.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$4,195	$4,521,958
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,567,295
Forsyth, MT, (Puget Sound Energy, Inc.), (AMT), 4.00%, 3/1/31	2,000	1,969,900
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	843,493
Long Island Power Authority, NY, 5.00%, 5/1/38(5)	10,000	10,958,800
Ohio Air Quality Development Authority, (FirstEnergy Nuclear Generation, LLC), (AMT), 3.95% to 5/1/20 (Put Date), 11/1/32	5,780	6,005,247
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	6,070,268
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,586,470
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	233,022
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31(3)	10,000	11,264,800
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	875	981,461

		$52,002,714

Escrowed/Prerefunded — 0.3%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$3,032,890

		$3,032,890

Security	Principal Amount (000’s omitted)	Value
General Obligations — 8.0%
California, 5.00%, 12/1/31	$5,000	$5,797,000
California, 5.00%, 9/1/32(5)	14,255	16,354,761
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,350	769,352
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	775,650
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 0.00%, 6/15/33	2,115	2,315,798
Foothill-De Anza Community College District, CA, 5.00%, 8/1/35	3,415	3,963,107
Illinois, 5.00%, 5/1/35	7,000	7,314,720
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/34	1,700	1,908,097
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/35	1,850	2,074,979
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	6,480	7,278,271
Roseville Community Schools, MI, 5.00%, 5/1/32	7,700	8,849,995
Roseville Community Schools, MI, 5.00%, 5/1/33	5,800	6,650,164
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/39	5,500	1,997,545
Walnut Valley Unified School District, CA, (Election of 2007), 5.00%, 8/1/39	2,750	3,134,148
Washington, 5.25%, 2/1/36(2)	10,000	11,562,100
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,482,016

		$85,227,703

Health Care - Miscellaneous — 0.7%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,350	$1,350,081
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(6)	358	358,448
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(6)	333	337,782
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(6)	280	284,048
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(6)	52	52,628
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(6)	119	119,611
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(6)	330	331,329
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(6)	139	139,118
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(6)	277	277,881
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(6)	83	83,644
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(6)	184	184,816
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(6)	152	153,081
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,950	4,065,261

		$7,737,728

Hospital — 17.6%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$8,335	$9,220,260
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	2,850	3,152,100
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	268,478
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	587,070
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	531,680

Security	Principal Amount (000’s omitted)	Value
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	$2,000	$2,192,720
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/33	4,960	5,422,371
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/35	1,750	1,909,023
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,723,166
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,829,871
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,464,940
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/40	6,555	7,344,025
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,793,635
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,194,727
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,804,635
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/33	1,500	1,667,025
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/34	1,000	1,110,530
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/40	9,375	9,619,219
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,353,670
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,228,951
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,538,200
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,902,289
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	5,000	5,012,950
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	3,500	3,858,050
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,470	8,025,917
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/34	9,750	10,965,532
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	1,200	1,258,092
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,539,624
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,206,120
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,782,688
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	7,395	7,596,144
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,683,825
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,988,812
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,407,299
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	2,950	3,012,983
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,354,641
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,810,835
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,727,662
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(2)	7,000	8,052,730
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	11,320	11,561,682
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,907,402

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	$5,000	$5,170,250
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,764,850

		$186,546,673

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(6)	$4,000	$4,545,920
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	799,493
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,320,750
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,405	1,413,008
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	370	371,968
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,211,301
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,755,745
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	877,328
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,076,960
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(8)	860	627,740
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(8)	2,000	1,459,860

		$20,460,073

Industrial Development Revenue — 10.2%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$140	$149,883
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	10,209,178
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,475,968
Clayton County, GA, Development Authority, (Delta Air Lines, Inc.), (AMT), 9.00%, 6/1/35	6,405	6,451,949
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,621,164
Denver City and County, CO, (United Air Lines), (AMT), 5.75%, 10/1/32	770	819,873
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,355	1,354,905
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	8,964,812
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(6)	2,175	2,267,350
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co. Palo Verde Project), 4.50%, 8/1/42	6,500	6,673,680
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,130	2,129,894
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	420	425,389
Massachusetts Development Finance Agency, (Covanta Energy Project), 4.875%, 11/1/42(6)	8,875	9,033,862
Massachusetts Development Finance Agency, (Covanta Energy Project), (AMT), 5.25%, 11/1/42(6)	3,745	3,871,206
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,022,190
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,291,579

Security	Principal Amount (000’s omitted)	Value
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(6)	$1,285	$1,296,899
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,104,801
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,886,000
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	760	870,952
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	1,285	1,448,799
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	7,164,264
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	5,000	6,069,700
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	5,403,505
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,884,762

		$107,892,564

Insured-General Obligations — 3.7%
Bolingbrook, IL, (AGM), 4.00%, 1/1/38	$1,550	$1,519,821
Chicago, IL, (AGM), 5.25%, 1/1/31	4,000	4,369,160
Detroit, MI, (AGC), 5.00%, 4/1/20	397	421,156
Irvington Township, NJ, (AGM), 5.00%, 7/15/29	1,810	2,083,581
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	2,000	2,278,220
Irvington Township, NJ, (AGM), 5.00%, 7/15/33	1,000	1,137,400
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/31	3,175	3,468,719
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/32	1,215	1,321,774
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/33	1,405	1,526,308
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 7/1/34	2,810	3,046,124
Michigan Finance Authority, (Detroit), (AGC), 5.00%, 4/1/20	2,163	2,295,977
New Haven, CT, (AGM), 5.00%, 8/1/29	1,195	1,371,191
New Haven, CT, (AGM), 5.00%, 8/1/30	810	925,231
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	12,855	13,396,967

		$39,161,629

Insured-Industrial Development Revenue — 1.0%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,504,262
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,494,825

		$10,999,087

Insured-Other Revenue — 1.9%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$5,206,111
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	6,527,235
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	5,568,800
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,564,176

		$19,866,322

Insured-Special Tax Revenue — 1.9%
Alabaster, AL, City Board of Education, (AGM), 5.00%, 9/1/39	$4,725	$5,281,132
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	15,142,930

		$20,424,062

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$4,710	$4,972,253

		$4,972,253

Insured-Transportation — 4.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,706,505
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	739,011
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,535,838
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,689,950
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	7,155,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,298,425
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Bonds, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,441,109
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,982,251
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,312,700
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,313,369
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,808,144
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,749,528
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	5,086,461

		$50,819,091

Insured-Water and Sewer — 0.8%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,773,279
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,219,989
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,087,493
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,487,271
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,169,359

		$8,737,391

Lease Revenue/Certificates of Participation — 1.5%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(2)	$10,875	$12,644,363
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,855,472

		$15,499,835

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$875	$826,166

		$826,166

Other Revenue — 8.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	$250	$116,143
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,434,279
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	1,990,748
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,340,751
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,514,524
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	823,151
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	6,250	1,558,937
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(6)	6,000	6,124,020
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(6)	18,000	18,819,540
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(2) (4)	10,000	11,264,600
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(6)	14,000	9,204,160
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	530	517,837
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,535,675
Seminole Tribe, FL, 5.25%, 10/1/27(6)	9,000	9,549,000
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,259,655
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,047,841
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	7,760	7,901,077

		$88,001,938

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 9.5%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$939,537
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,353,459
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26(6)	1,575	1,603,555
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36(6)	6,000	6,063,300
Cliff House Trust, (AMT), 6.625%, 6/1/27(7)	3,000	1,094,970
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,272,350
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,361,837
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	315	355,963
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	758,706
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	566,128
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	520,186
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,040,720
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,426,633
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,288,120
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,555	2,610,009
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(6)	982	983,532
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(6)	1,625	1,626,332
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(6)	1,085	1,091,825
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(6)	1,560	1,540,547
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	504,745
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	783,397
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,525,365
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,736,925
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,955,514
New Jersey Economic Development Authority, (Lions Gate Project), 4.875%, 1/1/29	2,300	2,391,356
New Jersey Economic Development Authority, (Lions Gate Project), 5.00%, 1/1/34	2,000	2,076,820
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,390,447
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(7)	3,475	346,597
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(7)	7,315	729,598

Security	Principal Amount (000’s omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	$450	$496,769
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,350,281
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	5,700	6,511,110
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(6)	770	786,078
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,451,830
St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	530	530,551
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,225	1,247,650
St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,460	5,533,164
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,550	1,654,919
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,851,640
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	489,420
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,504,780
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,286,002
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,279,614
Warren County, OH, (Otterbein Homes Obligated Group), 4.00%, 7/1/44	2,000	1,918,380
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,165,765
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	564,245
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,626,775
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,107,610

		$101,295,056

Special Tax Revenue — 3.1%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,600,250
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,165	1,165,058
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,583	5,588,471
Irvine, CA, Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/39	2,000	2,195,840
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	666,576
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	520	522,449
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,360	1,341,395
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, 5/1/18	1,085	1,068,313
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,225	2,278,311
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,855	2,835,929
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,695,645
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	1,000	1,122,450
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	503,177
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,288	1,263,604
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	950	846,963
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	693,390
University Square Community Development District, FL, 5.875%, 5/1/38	1,745	1,770,442

		$33,158,273

Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,765	$2,823,176
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	1,035	1,036,273

		$3,859,449

Security	Principal Amount (000’s omitted)	Value
Transportation — 14.4%
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/23	$2,290	$2,693,063
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/24	2,445	2,882,704
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	565	652,914
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,923,380
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,460,520
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,698,100
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	8,162,910
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,272,868
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,321,489
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	555,197
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/30	500	228,560
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	489,164
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	5,000	5,580,250
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,526,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 6/15/32	2,500	2,708,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,246,200
New Orleans, LA, Aviation Board, (AMT), 5.00%, 1/1/35	2,000	2,202,800
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	526,377
North Texas Tollway Authority, 5.50%, 9/1/41(2)(4)	10,000	11,752,600
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	8,043,321
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,892,288
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	596,058
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,185,874
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33	5	5,153
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	12,080	12,450,131
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	10,000	10,515,400
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	5,025	5,562,826
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	9,990	11,094,694
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,456,953
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,886,891
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,945,360
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	10,991,700
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,413,425
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,430,113
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,424,530
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,058,318
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/15/36	5,000	1,997,300
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	4,000	4,317,320
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,128,019

		$153,278,770

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.6%
Chicago, IL, Water Revenue, 5.00%, 11/1/39	$3,600	$3,959,964
Chicago, IL, Water Revenue, 5.00%, 11/1/44	8,250	9,047,280
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	3,185	3,406,230
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,607,464
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,957,133
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,066,677
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,008,042

		$38,052,790

Total Tax-Exempt Municipal Securities — 103.8% (identified cost $1,055,691,882)		$1,102,386,448

Taxable Municipal Securities — 1.6%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$11,000	$11,695,530

		$11,695,530

Insured-General Obligations — 0.5%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$5,973	$5,687,505

		$5,687,505

Total Taxable Municipal Securities — 1.6% (identified cost $16,404,976)		$17,383,035

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Education — 0.3%
Northwestern University, 3.688%, 12/1/38(3)	$3,335	$3,356,578

		$3,356,578

Hospital — 0.8%
AHS Hospital Corp., 5.024%, 7/1/45(3)	$5,320	$5,320,000
Dignity Health, 3.812%, 11/1/24	2,870	2,982,808

		$8,302,808

Total Corporate Bonds & Notes — 1.1% (identified cost $11,525,000)		$11,659,386

Total Investments — 106.5% (identified cost $1,083,621,858)		$1,131,428,869

Other Assets, Less Liabilities — (6.5)%		$(69,549,347)

Net Assets — 100.0%		$1,061,879,522

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	16.5%
Texas	15.1%
California	10.1%
Others, representing less than 10% individually	64.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 14.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 6.3% of total investments.

(1)	Amount is less than 0.05%.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $11,307,100.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $88,630,589 or 8.3% of the Fund’s net assets.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

A summary of open financial instruments at April 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/15	175 U.S. 10-Year Treasury Note	Short	$(22,174,174)	$(22,465,625)	$(291,451)
6/15	112 U.S. Long Treasury Bond	Short	(17,986,197)	(17,874,500)	111,697

					$(179,754)

At April 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is interest rate risk was $111,697 and $291,451, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$999,255,865

Gross unrealized appreciation	$73,763,045
Gross unrealized depreciation	(24,755,041)

Net unrealized appreciation	$49,008,004

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,102,386,448	$—	$1,102,386,448
Taxable Municipal Securities	—	17,383,035	—	17,383,035
Corporate Bonds & Notes	—	11,659,386	—	11,659,386
Total Investments	$—	$1,131,428,869	$—	$1,131,428,869
Futures Contracts	$111,697	$—	$—	$111,697
Total	$111,697	$1,131,428,869	$—	$1,131,540,566

Liability Description
Futures Contracts	$(291,451)	$—	$—	$(291,451)
Total	$(291,451)	$—	$—	$(291,451)

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS Short-Term Municipal Bond Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.7%

Security	Principal Amount (000’s omitted)	Value
Education — 8.2%
Alabama Public School and College Authority, 5.00%, 5/1/21(1)	$1,000	$1,187,390
Alabama Public School and College Authority, 5.00%, 5/1/22(1)	1,500	1,805,040
Arizona Board of Regents, (University of Arizona), 3.00%, 8/1/19	500	533,830
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	5,000	5,814,350
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,210,815
North Penn School District, PA, 5.00%, 3/1/21	3,010	3,401,631
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/21	680	803,896
University of Arkansas, 4.00%, 12/1/15	670	685,242
University of California, 5.00%, 5/15/20	1,000	1,178,030
University of California, 5.00%, 5/15/22	3,500	4,240,040
University of Texas, 5.00%, 8/15/23	4,925	5,727,135
University of Virginia, 2.00%, 8/1/21	350	360,462
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,180,120
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	1,992,080

		$45,120,061

Electric Utilities — 4.6%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$1,500	$1,689,345
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.25%, 2/15/25	120	133,062
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,880,900
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,000	2,390,200
Omaha, NE, Public Power District, 2.00%, 2/1/19	1,500	1,547,040
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	7,085	8,088,519
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,662,557

		$25,391,623

Escrowed/Prerefunded — 3.0%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), Prerefunded to 2/15/18, 5.25%, 2/15/25	$1,880	$2,106,747
Berks County, PA, Prerefunded to 11/15/18, 5.00%, 11/15/22	1,700	1,933,648
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/24	1,930	2,167,679
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	500	562,095
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	870	875,603
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	843,983
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/22	525	573,935
Ohio, Prerefunded to 6/15/18, 5.50%, 6/15/20	500	569,265
Texas, (Texas Public Finance Authority), Prerefunded to 10/1/17, 5.00%, 10/1/20	1,000	1,102,200
Washington, Prerefunded to 7/1/18, 5.00%, 7/1/22	5,000	5,628,200

		$16,363,355

General Obligations — 40.5%
Alabama, 5.00%, 8/1/20	$3,530	$4,196,111
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 7/1/15	695	698,114
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	1,020	1,037,014
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,918,684
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,194,280

1

Security	Principal Amount (000’s omitted)	Value
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	$4,245	$4,649,124
Bellevue School District No. 405, King County, WA, 5.00%, 12/1/22	5,000	6,085,850
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,286,575
Brown County, WI, 4.00%, 11/1/21	620	694,140
Cary, NC, 5.00%, 6/1/18	195	219,161
Cedar Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/18	300	289,584
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22(1)	305	249,624
Chandler, AZ, 3.00%, 7/1/21	1,200	1,298,700
Chandler, AZ, 4.00%, 7/1/21	1,500	1,711,170
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,205,110
College Station, TX, 5.00%, 2/15/24	1,000	1,166,700
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,043,970
Comal County, TX, 4.00%, 2/1/18	1,200	1,295,892
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	297,594
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	270,012
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	497,810
Denton County, TX, 5.00%, 7/15/24	1,000	1,167,530
Denver City and County, CO, (Better Denver), 5.00%, 8/1/21	1,365	1,646,627
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	142,691
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,204,828
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	103,483
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	38,609
Fairfax County, VA, 4.00%, 4/1/23	500	553,865
Fitchburg, MA, 4.00%, 12/1/16	570	599,423
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	5,967,200
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,530,940
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/20	400	432,500
Forney, TX, Independent School District, (PSF Guaranteed), 4.00%, 8/15/22	525	567,656
Forney, TX, Independent School District, (PSF Guaranteed), 4.50%, 8/15/24	500	547,110
Frisco, TX, 4.00%, 2/15/19	155	171,100
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,490
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,669
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	577,855
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,464,060
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	11,793,498
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	465	536,852
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,793,787
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/19	540	506,731
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/21	1,260	1,118,590
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	825	700,838
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/23	1,540	1,253,899
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	445,255
Katy Independent School District, TX, (PSF Guaranteed), 0.669% to 8/15/19 (Put Date), 8/15/36(2)	5,000	5,007,250
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,765,053
Lake Dallas Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	505	374,432
Leander Independent School District, TX, 0.00%, 8/15/17	1,240	1,208,454
Leander Independent School District, TX, 0.00%, 8/15/18	2,590	2,469,125
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,725,800
Lewisville Independent School District, TX, 0.00%, 8/15/22(1)	1,000	841,280
Madison Elementary School District No. 38, AZ, 2.00%, 7/1/20	1,800	1,827,072
Madison Elementary School District No. 38, AZ, 2.00%, 7/1/22	1,595	1,568,810
Maryland, 5.00%, 3/1/19	5,465	6,254,583
Maryland, 5.00%, 8/1/19	2,750	3,182,740
Maryland, 5.00%, 3/1/20	2,000	2,346,960

2

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 5.00%, 8/1/17	$2,500	$2,738,450
Mecklenburg County Public Facilities Corp., NC, Prerefunded to 3/1/19, 5.00%, 3/1/22	5,795	6,632,609
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	8,873,362
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,301,821
Minnesota, 4.00%, 8/1/16	1,750	1,830,587
Minnesota, 4.00%, 8/1/19	3,000	3,345,420
Minnesota, 5.00%, 6/1/18	1,000	1,123,250
Minnesota, 5.00%, 8/1/18	90	101,543
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,155,904
Montclair, NJ, 3.00%, 3/1/16	1,365	1,396,067
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	889,801
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	5,961,250
Morris County, NJ, 5.00%, 2/15/17	1,650	1,780,795
Morris County, NJ, 5.00%, 2/15/19	1,720	1,966,700
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	756,189
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	712,278
New Hanover County, NC, 5.00%, 12/1/18	430	489,503
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,296,930
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,265,750
Ohio, 4.00%, 9/1/15	935	947,146
Ohio, 5.00%, 9/15/20	1,000	1,180,800
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	487,440
Pennsylvania, 5.00%, 2/15/17	2,500	2,695,375
Peralta Community College District, CA, 5.00%, 8/1/23	1,935	2,371,536
Pima County, AZ, 4.00%, 7/1/18	2,400	2,624,040
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/20	1,725	2,038,553
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,841,447
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,162,820
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/25	1,865	1,387,336
San Antonio, TX, 4.00%, 8/1/15	800	807,896
San Diego, CA, Community College District, 0.00%, 8/1/18	285	272,061
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/23	1,000	1,189,520
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/24	1,000	1,192,930
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,696,005
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,179,510
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,081,156
St. Mary’s County, MD, 3.00%, 7/15/15	920	925,557
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	550	621,033
Suffolk, VA, 4.00%, 8/1/18	500	548,155
Sumner County, TN, 3.00%, 6/1/16	1,000	1,029,580
Tarrant County, TX, 5.00%, 7/15/19	535	618,952
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	52,729
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,779,956
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,656,425
Utah, Series 2013, 5.00%, 7/1/19	5,000	5,774,800
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,764,424
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,156,090
Wake County, NC, 5.00%, 3/1/23	2,120	2,414,065
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,764,400
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,500
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,437
Wisconsin, 5.00%, 11/1/20	1,000	1,183,600
Wisconsin, 5.00%, 5/1/21	1,805	2,151,181
Yellowstone County, MT, School District No. 2, 5.00%, 6/15/22	1,075	1,306,458
Zeeland, MI, Public Schools, 5.00%, 5/1/21	1,290	1,511,106

		$222,594,092

3

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.0%(3)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$94,438

		$94,438

Hospital — 10.1%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	$1,435	$1,437,884
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	981,351
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,219,032
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,558,496
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	515,582
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	5,000	5,673,450
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,408,352
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,344,413
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/22	475	517,579
Middlesex County, NJ, 2.00%, 6/1/21	1,000	1,012,500
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,702,365
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,260,850
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	881,257
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	658,088
St. Mary Hospital Authority, PA, (Catholic Health East), 5.00%, 11/15/22	5,000	5,801,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	879,224
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,431,488
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,891,963
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,095,660
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,326,219
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	331,729
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	383,392
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,897,603
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,170,160
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,582,790
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,459,960
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,175,444
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	451,200
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,296,381

		$55,346,262

4

Security	Principal Amount (000’s omitted)	Value
Housing — 0.7%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$325	$336,843
Virginia Housing Development Authority, 1.00%, 10/1/17	130	130,450
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,614,192
Virginia Housing Development Authority, 1.60%, 7/1/17	460	467,107
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,026,430
Virginia Housing Development Authority, 2.05%, 7/1/18	230	237,155

		$3,812,177

Industrial Development Revenue — 0.5%
Ohio, 5.00%, 6/1/19	$800	$915,808
Tulsa County, OK, Industrial Authority, Capital Improvements, 4.00%, 5/15/15	2,000	2,003,200

		$2,919,008

Insured-Electric Utilities — 1.2%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,665,139
New York Power Authority, (NPFG), 5.00%, 11/15/21	1,550	1,717,555

		$6,382,694

Insured-Escrowed/Prerefunded — 1.7%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,582,660
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,373,080
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	379,498
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,655	4,926,712

		$9,261,950

Insured-General Obligations — 0.3%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$1,000	$820,030
Washington, (NPFG), 0.00%, 6/1/21	620	554,106
Washington, (XLCA), 0.00%, 12/1/16	200	197,988
Yonkers, NY, (AGM), 2.00%, 10/15/19	270	273,486

		$1,845,610

Insured-Hospital — 0.3%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,014,680
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	575,323

		$1,590,003

Insured-Lease Revenue/Certificates of Participation — 1.2%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$6,578,325

		$6,578,325

Insured-Public Power/Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,188,790

		$1,188,790

Insured-Special Tax Revenue — 0.6%
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	$1,600	$1,714,400
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/22	1,420	1,718,981

		$3,433,381

Insured-Transportation — 1.3%
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	$5,350	$5,698,927
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,150	1,172,942

		$6,871,869

5

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 3.7%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/23	$1,000	$1,162,000
California Public Works Board, 5.00%, 12/1/20	1,600	1,882,928
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/18	2,395	2,678,664
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	2,420	2,772,400
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	711,913
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,537,091
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,061,050
Orange County, FL, School Board, 5.00%, 8/1/17	540	591,457
Orange County, FL, School Board, 5.00%, 8/1/18	675	759,908
Orange County, FL, School Board, 5.00%, 8/1/19	750	864,202
Pasco County, FL, School Board, 5.00%, 8/1/21	1,000	1,175,750
Volusia County, FL, School Board, 5.00%, 8/1/21	325	383,253

		$20,580,616

Other Revenue — 4.4%
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	$5,000	$5,030,600
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,024,480
Kansas Development Finance Authority, 5.00%, 11/1/26	1,990	2,269,694
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,767,515
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,055,328
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,128,220
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,098,400

		$24,374,237

Special Tax Revenue — 4.1%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,097,804
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,658,012
Lafayette, LA, Sales Tax Revenue, 5.00%, 5/1/20	200	234,708
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,436,799
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	5,000	5,701,450
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,966,550
Pinal County, AZ, 5.00%, 8/1/24	1,000	1,197,420
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,548,700
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	158,531
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,212,970
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,314,579

		$22,527,523

Transportation — 7.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47	$2,500	$2,524,975
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	1,000	1,176,170
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,884,275
Delaware River and Bay Authority, 5.00%, 1/1/20	1,815	2,097,741
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,171,130
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,021,800
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,013,020
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,235,020
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,562,648
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,745,247
New York Thruway Authority, 5.00%, 5/1/19	9,000	10,242,630
North Texas Tollway Authority, 0.75% to 1/1/20 (Put Date), 1/1/38(2)	2,500	2,485,275
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,345,680
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/21	2,750	3,175,535
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/22	1,000	1,154,740

		$38,835,886

6

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.0%
California Department of Water Resources, 5.00%, 5/1/21	$6,000	$7,176,060
California Department of Water Resources, 5.00%, 12/1/24	35	39,386
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	522,950
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	500	571,600
Houston, TX, Utility System, 5.00%, 5/15/20	10,425	12,208,822
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,166,230
Little Rock, AR, Sewer Revenue, 4.00%, 10/1/21	925	1,042,160
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,190,279
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	202,393
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,182,750
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,705	2,009,121

		$27,311,751

Total Tax-Exempt Municipal Securities — 98.7% (identified cost $526,541,514)		$542,423,651

Taxable Municipal Securities — 0.1%
Security	Principal Amount (000’s omitted)	Value
Education — 0.1%
Virginia Public School Authority, 4.167%, 8/1/18	$225	$245,360

Total Taxable Municipal Securities — 0.1% (identified cost $225,000)		$245,360

Total Investments — 98.8% (identified cost $526,766,514)		$542,669,011

Other Assets, Less Liabilities — 1.2%		$6,794,190

Net Assets — 100.0%		$549,463,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.7%
Florida	11.3%
Others, representing less than 10% individually	72.8%

7

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 6.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 3.0% of total investments.

(1)	When-issued security.

(2)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$526,744,219

Gross unrealized appreciation	$16,053,032
Gross unrealized depreciation	(128,240)

Net unrealized appreciation	$15,924,792

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$542,423,651	$—	$542,423,651
Taxable Municipal Securities	—	245,360	—	245,360
Total Investments	$—	$542,669,011	$—	$542,669,011

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 17, 2015, the name of Eaton Vance TABS Short-Term Municipal Bond Fund was changed from Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund.

8

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 91.3%

Security	Principal Amount (000’s omitted)	Value
Education — 4.5%
Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/23	$500	$600,020
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/28	250	293,278
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/32	145	167,353
Monroe County, NY, Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31	1,250	1,455,262
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,213,730
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	1,110	1,241,801
New Jersey Educational Facilities Authority, (Princeton University), 2014 Series A, 5.00%, 7/1/26	5,000	6,152,100
New Jersey Educational Facilities Authority, (Princeton University), 2015 Series A, 5.00%, 7/1/26(1)	800	999,800
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	150	179,979
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/27	230	271,490
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/28	180	210,577
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,419,828
University of Colorado, 5.00%, 6/1/30	1,250	1,479,300
University of Colorado, 5.00%, 6/1/31	900	1,058,202
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	561,385
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	315	364,965
Western Michigan University, 5.00%, 11/15/24(1)	500	599,480

		$18,268,550

Electric Utilities — 2.9%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 5.00%, 2/15/25	$3,580	$4,031,903
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	170	203,330
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	563,575
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,172,730
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,646,253
Omaha Public Power District, NE, 5.00%, 2/1/29	810	940,540
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,907,825
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,136,770

		$11,602,926

Escrowed/Prerefunded — 0.7%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,767,275
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	21,200

		$2,788,475

General Obligations — 37.0%
Addison, TX, 5.00%, 2/15/24	$360	$429,390
Arkansas, 4.00%, 6/1/27	3,000	3,340,260
Arkansas, 4.00%, 6/1/28	2,000	2,195,540
Auburn, AL, 5.00%, 12/1/28	635	740,505
Bethel, CT, 4.00%, 11/15/28	500	540,755
Bloomfield, CT, 4.00%, 10/15/20	90	101,437
Bowling Green City School District, OH, 5.00%, 12/1/25	215	262,169
Buncombe County, NC, Limited Obligation Bonds, 5.00%, 6/1/27	800	957,528
Caddo Parish, LA, 5.00%, 2/1/26	1,380	1,673,678
Caddo Parish, LA, 5.00%, 2/1/28	1,030	1,222,734
California, 5.00%, 12/1/21	5,000	6,044,650
Cambridge, MA, 4.00%, 1/1/28	800	890,128

1

Security	Principal Amount (000’s omitted)	Value
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/23(1)	$295	$230,728
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/24(1)	260	192,566
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,094,600
Columbus, OH, City School District, 5.00%, 12/1/27	1,000	1,194,410
Connecticut, 5.00%, 12/1/20	50	53,732
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	1,000	1,167,220
Decatur, IL, 5.00%, 3/1/23	1,030	1,188,321
Delaware, 5.00%, 7/1/27	1,700	2,069,631
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,187,195
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	3,820	4,452,592
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,709,621
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,609,358
Forsyth County, GA, School District, 5.00%, 2/1/27	1,000	1,212,690
Fort Bend, TX, Independent School District, 5.00%, 8/15/24	1,655	2,044,819
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	713,830
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	2,610	1,783,074
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,458,168
Groton, CT, 4.00%, 7/15/19	50	55,057
Harlandale Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30(1)	535	565,998
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,149,800
Hopewell Township, NJ, 5.00%, 10/1/26	450	548,528
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,178,310
Illinois, 5.00%, 8/1/21	2,570	2,877,680
Illinois, 5.00%, 1/1/27	5,000	5,329,050
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,298,517
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	992,070
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,776,313
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/30	3,000	1,722,390
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	1,675	876,896
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	747,780
Lubbock, TX, 5.00%, 2/15/24	2,000	2,351,060
Lynchburg, VA, 3.00%, 12/1/16	250	260,020
Maryland, 5.00%, 3/1/16	7,250	7,539,565
Mecklenburg County, NC, 5.00%, 3/1/19	50	57,224
Miami, TX, Independent School District, (School Building), 5.00%, 2/15/29	500	566,625
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	1,000	1,084,450
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,607,760
Multnomah County, OR, 5.00%, 6/1/25	1,000	1,195,150
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	135,590
New Mexico, 5.00%, 3/1/22	2,600	3,154,710
New York, 5.00%, 2/15/20	1,210	1,423,940
Nixa, MO, Public Schools, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,136,140
North Carolina, 5.00%, 6/1/22	5,345	6,530,521
North Charleston, SC, Sewer District, 4.00%, 1/1/23	610	677,143
North Olmsted City School District, OH, 5.00%, 12/1/32	1,000	1,139,010
Omaha-Douglas Public Building Commission, NE, 5.00%, 5/1/29	650	756,567
Owen J. Roberts School District, PA, 5.00%, 5/15/28	250	286,985
Richardson, TX, 5.00%, 2/15/20	50	58,207
Rockwall Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	2,190	1,667,904
Royse City Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	1,865	1,455,651
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	133,518
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22(1)	1,390	1,639,338
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/25	5,350	6,370,940
Shreveport, LA, 5.00%, 9/1/24	1,615	1,935,368
Shreveport, LA, 5.00%, 9/1/32	1,500	1,696,950

2

Security	Principal Amount (000’s omitted)	Value
South Texas Community College District, 5.00%, 8/15/23	$1,560	$1,897,693
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/33	3,765	1,827,907
St. Tammany Parish Wide School District No. 12, LA, 5.00%, 3/1/25	880	1,073,943
State Center Community College District, CA, 5.00%, 8/1/30	2,000	2,370,100
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	579,313
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/29	510	605,161
Telluride School District No. R-1, San Miguel County, CO, 5.00%, 12/1/30	525	619,568
Tennessee, 5.00%, 9/1/29	2,000	2,419,520
Texas, 5.00%, 4/1/21	3,000	3,579,540
Texas, (Texas Public Finance Authority), 5.00%, 10/1/23	1,455	1,787,235
Vermont, 5.00%, 8/15/23	860	1,022,523
Volusia County, FL, School Board, 5.00%, 8/1/22	400	476,292
Washington, 5.00%, 7/1/24	850	992,137
Washington, 5.00%, 6/1/28	1,000	1,174,130
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/34	4,500	2,142,900
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/35	5,000	2,248,700
Zeeland, MI, Public Schools, 5.00%, 5/1/23	1,200	1,425,984
Zeeland, MI, Public Schools, 5.00%, 5/1/24	1,000	1,195,990

		$149,178,690

Hospital — 8.4%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$1,000	$1,169,990
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 5/1/21	765	894,071
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,773,282
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,118,540
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	1,000	1,196,730
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	1,450	1,665,847
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.25%, 7/1/29	1,000	1,147,510
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	598,720
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	750	888,780
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,116,160
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	240	279,648
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	315	368,610
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	875,505
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	380	426,672
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	59,047
New York Dormitory Authority, (NYU Hospitals Center), 3.00%, 7/1/24	790	807,514
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,974,011
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/1/25	1,390	1,660,091
Royal Oak, MI, Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/24	640	758,963
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	1,500	1,746,765
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	2,500	2,782,650
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services, Inc.), 5.00%, 11/15/22	1,855	2,201,366

3

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	$2,885	$3,173,904
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,164,080

		$33,848,456

Housing — 0.1%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$519,030

		$519,030

Insured-Escrowed/Prerefunded — 3.6%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,373,080
King County, WA, Sewer Revenue, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	860	922,531
New Mexico Finance Authority, (NPFG), Prerefunded to 6/15/15, 5.00%, 6/15/25	1,275	1,282,471
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/22	2,725	2,884,058
Palm Beach County, FL, School District, (AGM), Prerefunded to 8/1/16, 5.00%, 8/1/23	4,000	4,233,480
Phoenix Civic Improvement Corp., AZ, Water System Revenue, (NPFG), Prerefunded to 7/1/15, 4.75%, 7/1/22	2,625	2,644,740
West Virginia, (NPFG), Prerefunded to 11/1/18, 5.20%, 11/1/26	25	29,061

		$14,369,421

Insured-General Obligations — 1.8%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$380	$311,611
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,272,280
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/22	2,125	2,331,507
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,210	2,424,503
Sweetwater Union High School District, CA, (BAM), 5.00%, 8/1/23	760	921,166

		$7,261,067

Insured-Special Tax Revenue — 0.4%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,644,071

		$1,644,071

Insured-Water and Sewer — 1.3%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/28(1)	$1,000	$1,152,880
King County, WA, Sewer Revenue, (AGM), 5.00%, 1/1/36	1,640	1,740,138
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	2,000	2,416,640

		$5,309,658

Lease Revenue/Certificates of Participation — 3.9%
Boulder County, CO, (Flood Reconstruction), 5.00%, 12/1/24	$1,125	$1,302,784
Cincinnati, OH, City School District, 5.00%, 12/15/29	1,800	2,048,922
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/20	750	869,917
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	895,665
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/26	2,500	2,720,125
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/27	3,000	3,239,460
Orange County, FL, School Board, 5.00%, 8/1/17	500	547,645
Orange County, FL, School Board, 5.00%, 8/1/18	500	562,895
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,195,860
South Dakota Building Authority, 5.00%, 6/1/27	500	590,560
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,710,120

		$15,683,953

Other Revenue — 2.0%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$329,014
Kansas Development Finance Authority, 5.00%, 5/1/24	2,500	2,910,025
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,133,580

4

Security	Principal Amount (000’s omitted)	Value
Monmouth County Improvement Authority, NJ, 5.00%, 12/1/23	$375	$458,100
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,128,220

		$7,958,939

Public Power/Electric Utilities — 0.4%
Concord, NC, Limited Obligation Bonds, 5.00%, 6/1/26	$1,490	$1,779,164

		$1,779,164

Special Tax Revenue — 5.0%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/24(1)	$1,000	$1,187,620
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/26(1)	850	1,006,145
Lafayette, LA, Sales Tax Revenue, 5.00%, 3/1/22	1,000	1,197,040
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	765	847,918
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,296,220
Mesa, AZ, 5.00%, 7/1/27	1,850	2,006,214
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	584,625
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,737,744
Pinal County, AZ, 5.00%, 8/1/23	1,600	1,906,544
Pinal County, AZ, 5.00%, 8/1/24	2,000	2,394,840
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/23	1,300	1,611,597
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,432,246

		$20,208,753

Transportation — 9.3%
Chicago, IL, Midway International Airport, 5.00%, 1/1/21	$820	$956,956
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	800	940,936
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,129,570
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,884,275
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,619,080
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,171,130
Florida Department of Transportation, 5.00%, 7/1/25	900	1,031,940
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,165,827
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,407,403
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,242,066
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,194,970
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	4,033,295
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,128,240
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,237,840
San Mateo County, CA, Transit District, 5.00%, 6/1/30	5,000	5,975,200
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,923,100
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,309,480

		$37,351,308

Water and Sewer — 9.7%
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/24	$300	$363,606
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	600	695,070
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,220,000
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,594,385
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	1,000	1,143,200
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	548,758
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	5,295	5,664,115
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	139,754
Mobile, AL, Water & Sewer Commissioners, 5.00%, 1/1/29	1,805	2,046,653
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	55,218

5

Security	Principal Amount (000’s omitted)	Value
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	$1,595	$1,876,486
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/20	775	912,136
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/29	3,900	4,502,823
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/30	1,000	1,150,250
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,200	5,914,636
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,313,732
Norfolk, VA, Water Revenue, 5.25%, 11/1/32	1,525	1,839,806
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	1,000	1,127,480
Oklahoma City, OK, Water Utilities Trust, 5.00%, 7/1/27	1,565	1,925,451
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	41,469
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26(1)	95	111,769
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/27(1)	1,500	1,743,795
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,967,542

		$38,898,134

Water Revenue — 0.3%
New York Environmental Facilities Corp., 5.00%, 8/15/25	$1,000	$1,194,350

		$1,194,350

Total Tax-Exempt Investments — 91.3% (identified cost $356,105,975)		$367,864,945

Other Assets, Less Liabilities — 8.7%		$34,983,532

Net Assets — 100.0%		$402,848,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At April 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.8%
Others, representing less than 10% individually	79.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.4% of total investments.

(1)	When-issued security.

6

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$356,101,300

Gross unrealized appreciation	$12,757,694
Gross unrealized depreciation	(994,049)

Net unrealized appreciation	$11,763,645

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$367,864,945	$—	$367,864,945
Total Investments	$—	$367,864,945	$—	$367,864,945

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 17, 2015, the name of Eaton Vance TABS Intermediate-Term Municipal Bond Fund was changed from Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund.

7

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.1%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$57,027

		$57,027

Education — 9.4%
Alabama Public School and College Authority, 5.00%, 5/1/23(1)	$500	$605,640
Alabama Public School and College Authority, 5.00%, 5/1/24(1)	500	609,520
Alabama Public School and College Authority, 5.00%, 5/1/25(1)	500	614,510
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/20(1)	1,075	1,242,453
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), 5.00%, 8/15/21(1)	565	660,377
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	232,598
University of Colorado, 5.00%, 6/1/31	300	352,734
Washington State University, 5.00%, 4/1/32	15	16,744
Western Michigan University, 5.00%, 11/15/24(1)	500	599,480

		$4,934,056

Electric Utilities — 3.9%
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/22(1)	$500	$584,360
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23(1)	500	586,350
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25(1)	500	593,065
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	287,865

		$2,051,640

General Obligations — 40.7%
Addison, TX, 5.00%, 2/15/26	$270	$315,922
Arkansas, 4.00%, 6/1/28	1,000	1,097,770
Avon Community School Building Corp., IN, 4.00%, 7/10/20(1)	500	554,195
Avon Community School Building Corp., IN, 5.00%, 7/10/21(1)	500	585,765
Bensalem Township, PA, 5.25%, 6/1/29	1,000	1,168,280
Bowling Green City School District, OH, 5.00%, 12/1/22	415	499,598
Bowling Green City School District, OH, 5.00%, 12/1/25	500	609,695
California, 5.00%, 12/1/43	750	847,027
Cherokee County, GA, School System, 5.00%, 2/1/29	500	593,290
Edgewood City, OH, School District, 5.25%, 12/1/33	500	576,355
Ennis Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/22(1)	500	602,340
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/27	1,500	1,024,755
Granville, OH, Exempted Village School District, 5.00%, 12/1/26(1)	500	585,125
Illinois, 5.00%, 3/1/24	200	219,472
Illinois, 5.00%, 4/1/27	500	541,675
Illinois, 5.00%, 1/1/28	500	529,290
Kyle, TX, 4.00%, 8/15/20(1)	225	250,814
Kyle, TX, 4.00%, 8/15/21(1)	250	280,250
Kyle, TX, 4.00%, 8/15/30(1)	500	529,490
Lakewood, OH, School District, 5.00%, 11/1/37	350	394,461
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	1,050	566,160

1

Security	Principal Amount (000’s omitted)	Value
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	$4,195	$1,367,822
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	2,000	864,240
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32	860	932,627
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	375	260,730
Owen J. Roberts School District, PA, 4.00%, 5/15/29	750	786,810
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/20(1)	510	592,324
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/21(1)	300	351,666
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/22(1)	500	589,690
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23(1)	500	590,880
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/25	500	595,415
Shreveport, LA, 5.00%, 9/1/32	500	565,650
Trussville, AL, 5.00%, 10/1/31	250	287,153
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	732,163
Williamson County, TX, 5.00%, 2/15/28	300	357,648

		$21,246,547

Hospital — 12.5%
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/21	$250	$289,630
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	293,538
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	40	44,627
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	845,602
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	282,648
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	598,720
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/25	500	592,520
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	558,080
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	582,600
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	585,095
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	500	561,410
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	723,489
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	500	550,070

		$6,508,029

Insured-Electric Utilities — 1.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$558,980

		$558,980

Insured-General Obligations — 1.7%
Florence Unified School District No. 1, AZ, (BAM), 5.00%, 7/1/26	$500	$594,320
Northern Palm Beach County Improvement District, FL, (AGM), 5.00%, 8/1/23(1)	250	287,800

		$882,120

Insured-Water and Sewer — 6.3%
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/20	$500	$578,235

2

Security	Principal Amount (000’s omitted)	Value
Bucks County, PA, Water and Sewer Authority, (BAM), 5.00%, 6/1/21	$1,075	$1,259,330
Gulf Coast Waste Disposal Authority, TX, (AGM), 4.00%, 10/1/20(1)	250	277,388
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/21(1)	250	293,448
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/22(1)	250	295,282
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24(1)	250	296,620
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30(1)	250	285,550

		$3,285,853

Lease Revenue/Certificates of Participation — 11.2%
Medina City School District, OH, 4.00%, 12/1/26(1)	$730	$783,166
Medina City School District, OH, 4.00%, 12/1/28(1)	1,000	1,041,570
Medina City School District, OH, 5.00%, 12/1/23(1)	350	417,175
Medina City School District, OH, 5.00%, 12/1/24(1)	400	475,252
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/22	500	554,480
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 3/1/26	500	544,025
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/30	500	535,125
Pasadena, CA, Public Financing Authority, (Rose Bowl Renovation), 0.00%, 3/1/32	1,500	729,840
South Dakota Building Authority, 5.00%, 6/1/27	635	750,011

		$5,830,644

Special Tax Revenue — 3.4%
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/22(1)	$500	$591,405
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23(1)	500	591,865
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/25(1)	500	597,805

		$1,781,075

Transportation — 3.2%
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	$500	$571,180
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	830,280
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/24	200	223,012
Texas Transportation Commission, 5.00%, 4/1/33	50	58,113

		$1,682,585

Water and Sewer — 5.4%
Greater New Haven Water Pollution Control Authority, CT, 5.00%, 8/15/29	$500	$579,225
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	537,720
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	552,055
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	28,532
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	500	563,740
St. Joseph, MO, Industrial Development Authority, (Sewerage System Improvements), 5.00%, 4/1/26(1)	500	588,260

		$2,849,532

Water Revenue — 0.6%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$297,328

		$297,328

Total Tax-Exempt Investments — 99.5% (identified cost $50,950,696)		$51,965,416

Other Assets, Less Liabilities — 0.5%		$275,988

Net Assets — 100.0%		$52,241,404

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

PSF	-	Permanent School Fund

At April 30, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.8%
Ohio	11.4%
Others, representing less than 10% individually	72.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.4% to 4.7% of total investments.

(1)	When-issued security.

The Fund did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,946,094

Gross unrealized appreciation	$1,189,649
Gross unrealized depreciation	(170,327)

Net unrealized appreciation	$1,019,322

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$51,965,416	$—	$51,965,416
Total Investments	$—	$51,965,416	$—	$51,965,416

The Fund held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective April 15, 2015, the name of Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund was changed from Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015